Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) attributable to the Company	$ 839,248	$ (383,094)
Weighted average number of common shares outstanding - Basic	25,913,631	25,913,631
Dilutive securities -unexercised warrants and options	17,515
Weighted average number of common shares outstanding - diluted	25,931,146	25,913,631
Earnings (loss) per share - Basic	$ 0.03	$ (0.01)
Earnings (loss) per share - Diluted	$ 0.03	$ (0.01)